Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,376	$ 5,488	¥ 63,202
Restricted cash	1,633	234	1,916
Accounts receivable, net	266,332	38,085	295,713
Prepayments and other current assets	98,522	14,088	112,044
Total current assets	404,863	57,895	472,875
Non-current assets:
Property and equipment, net	2,356	337	8,847
Right-of-use assets, net	1,558	223	4,647
Intangible assets, net	44,629	6,382	57,985
Goodwill	65,481	9,364	65,481
Deferred tax assets	54,841	7,842	31,548
Other non-current assets	224,634	32,122	225,643
Total non-current assets	393,499	56,270	394,151
Total assets	798,362	114,165	867,026
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts payable	161,635	23,113	145,777
Accrued expenses and other current liabilities	112,792	16,129	74,269
Short-term debt	113,447	16,223	112,848
Short-term lease liabilities	1,383	198	2,818
Total current liabilities	394,749	56,448	337,062
Long-term debt			4,706
Long-term lease liabilities	144	21	1,635
Deferred tax liabilities	256	37	599
Other non-current liabilities	53,609	7,666	62,408
Total non-current liabilities	54,009	7,724	69,348
Total liabilities	448,758	64,172	406,410
Commitments and contingencies
Shareholders’ equity:
Ordinary shares value	2,602	372	615
Additional paid-in capital	1,877,581	268,491	1,839,482
Accumulated deficit	(1,523,300)	(217,827)	(1,373,825)
Accumulated other comprehensive loss	(2,137)	(306)	(1,550)
Total Quhuo Limited shareholders’ equity	354,757	50,730	464,722
Non-controlling interests	(5,153)	(737)	(4,106)
Total shareholders’ equity	349,604	49,993	460,616
Total liabilities and shareholders’ equity	798,362	114,165	867,026
Related Parties
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Amounts due to related parties	¥ 5,492	$ 785	¥ 1,350